Business Combination - Identifiable Assets Acquired and Liabilities Assumed (Details) - Acquisition of a group of renewable energy generation companies in Colombia $ in Billions	Nov. 13, 2025 COP ($)
Assets
Cash and cash equivalents	$ 5
Trade and other receivables	8
Property, plant, and equipment	565
Right of use assets	13
Other assets	10
Total assets	601
Liabilities
Loans and borrowings	290
Trade and other payables	3
Deferred tax liabilities	5
Other liabilities	15
Total liabilities	313
Fair value of identifiable net assets	288
Goodwill arising from the acquisition (Note 19)	18
Consideration transferred, net of cash and cash equivalents acquired	$ 301